JPMorgan Trust I

245 Park Avenue

New York, New York 10167

June 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re: JPMorgan Trust I (the “Trust”) on behalf of

       The JPMorgan Research Equity Long/Short Fund (the “Fund”)

       File No. 811-21295 & 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class A, Class C and Select Class Shares Prospectus and the Statement of Additional Information for the Fund does not differ from those contained in Post-Effective Amendment No. 110 (Amendment No. 111 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on May 27, 2010.

If you have any questions, please call me at (212) 648-2085.

Very truly yours,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary